Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Legg Mason Partners Investment Trust
Entity Central Index Key	0000880366
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Class A
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class A
Trading Symbol	SOPAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$51	1.00%
[1],[2]
Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.00%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[3]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[3]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class C
Trading Symbol	SBPLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$89	1.74%
[4],[5]
Expenses Paid, Amount	$ 89
Expense Ratio, Percent	1.74%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[6]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[6]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class FI
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class FI
Trading Symbol	LBRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class FI	$59	1.15%
[7],[8]
Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[9]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[9]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class R
Trading Symbol	LMMRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$70	1.36%
[10],[11]
Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.36%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[12]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[12]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class I
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class I
Trading Symbol	SOPYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class I	$38	0.73%
[13],[14]
Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.73%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[15]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[15]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class IS
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class IS
Trading Symbol	LCBEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class IS	$34	0.66%
[16],[17]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[18]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[18]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class 1
Shareholder Report [Line Items]
Fund Name	ClearBridge Dividend Strategy Fund
Class Name	Class 1
Trading Symbol	LCBOX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about ClearBridge Dividend Strategy Fund for the period January 1, 2024, to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at 877-6LM-FUND/656-3863.
Additional Information Phone Number	877-6LM-FUND/656-3863
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?  (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class 1	$37	0.72%
[19],[20]
Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.72%
Net Assets	$ 7,864,652,404
Holdings Count | $ / shares	58	[21]
Investment Company Portfolio Turnover	11.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$7,864,652,404
Total Number of Portfolio Holdings*	58
Portfolio Turnover Rate	11%
[21]
Holdings [Text Block]
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	Annualized.

[3]
*	Does not include derivatives, except purchased options, if any.

[4]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[5]
†	Annualized.

[6]
*	Does not include derivatives, except purchased options, if any.

[7]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[8]
†	Annualized.

[9]
*	Does not include derivatives, except purchased options, if any.

[10]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[11]
†	Annualized.

[12]
*	Does not include derivatives, except purchased options, if any.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	Annualized.

[15]
*	Does not include derivatives, except purchased options, if any.

[16]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[17]
†	Annualized.

[18]
*	Does not include derivatives, except purchased options, if any.

[19]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[20]
†	Annualized.

[21]
*	Does not include derivatives, except purchased options, if any.